UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06257)

Exact name of registrant as specified in charter: Putnam Limited Duration Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Limited Duration Government Income Fund

The fund's portfolio
2/28/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.8%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Adjustable Rate Mortgages
4 3/4s, July 20, 2026	$76,356	$77,009
4 1/2s, August 20, 2034	11,152,871	11,035,883
Government National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from December 15, 2023 to March 15, 2032	1,221,634	1,291,896
7s, with due dates from July 15, 2029 to May 15, 2032	195,253	204,978
		12,609,766

U.S. Government Agency Mortgage Obligations (17.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from April 1, 2016 to December 1, 2017	34,047	35,414
5 1/2s, October 1, 2018	782,034	786,555
Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from October 1, 2022 to November 1, 2030	258,080	270,693
7s, with due dates from December 1, 2031 to December 1, 2035	6,327,211	6,550,349
7s, with due dates from September 1, 2007 to January 1, 2015	511,154	522,550
6 1/2s, August 1, 2034	1,163,066	1,192,324
6 1/2s, with due dates from February 1, 2014 to February 1, 2017	1,313,738	1,346,118
6s, with due dates from March 1, 2014 to October 1, 2016	598,061	608,978
5 1/2s, with due dates from January 1, 2009 to February 1, 2021	24,490,317	24,615,501
5 1/2s, TBA, May 1, 2036	1,000,000	988,700
5 1/2s, TBA, March 1, 2036	56,411,000	55,864,518
5 1/2s, TBA, March 1, 2021	310,000	311,332
5s, May 1, 2019	277,758	274,503
5s, TBA, April 1, 2036	3,900,000	3,781,629
4 1/2s, TBA, May 1, 2036	1,000,000	940,900
4 1/2s, TBA, March 1, 2021	233,000	226,247
4s, with due dates from June 1, 2019 to October 1, 2020	1,042,604	992,746
		99,309,057

Total U.S. government and agency mortgage obligations (cost $112,012,145)		$111,918,823

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$9,600,000	$9,344,035
Freddie Mac
6 7/8s, September 15, 2010	6,752,000	7,247,171
6 5/8s, September 15, 2009	23,980,000	25,307,907

Total U.S. government agency obligations (cost $43,126,220)		$41,899,113

U.S. TREASURY OBLIGATIONS (29.5%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$1,300,000	$1,267,297
4 1/4s, August 15, 2013	53,596,000	52,373,341
4s, February 15, 2014	25,000,000	23,980,470
3 1/4s, August 15, 2008	92,000,000	89,017,185

Total U.S. treasury obligations (cost $171,522,642)		$166,638,293

COLLATERALIZED MORTGAGE OBLIGATIONS (29.7%)(a)

	Principal amount	Value

Fannie Mae
FRB Ser. 05-45, Class FG, 22.306s, 2035	$387,117	$412,388
IFB Ser. 03-130, Class SJ, 9.677s, 2034	211,698	221,658
Ser. 03-W6, Class PT1, 9.661s, 2042	2,193,241	2,344,471
IFB Ser. 06-8, Class HP, 8.103s, 2036	853,000	868,162
Ser. 97-21, Class PA, 8s, 2027	242,262	260,529
IFB Ser. 06-8, Class WK, 7.957s, 2036	1,267,000	1,285,363
IFB Ser. 05-74, Class CP, 7.954s, 2035	1,097,873	1,130,552
IFB Ser. 05-76, Class SA, 7.954s, 2034	776,549	787,786
IFB Ser. 05-106, Class US, 7.771s, 2035	1,330,775	1,374,395
IFB Ser. 05-99, Class SA, 7.771s, 2035	646,638	655,184
IFB Ser. 05-74, Class DM, 7.588s, 2035	1,256,320	1,272,002
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,956,476	2,057,569
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,145,787	3,302,349
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	636,468	667,810
Ser. 04-W2, Class 5A, 7 1/2s, 2044	658,836	691,464
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,734,135	1,818,933
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	377,573	396,003
Ser. 03-W1, Class 2A, 7 1/2s, 2042	903,988	943,193
Ser. 03-W4, Class 4A, 7 1/2s, 2042	547,259	571,283

Ser. 02-T18, Class A4, 7 1/2s, 2042	1,074,961	1,124,838
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	2,972,518	3,110,565
Ser. 02-T16, Class A3, 7 1/2s, 2042	6,093,029	6,374,481
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,203,648	1,259,342
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	553,692	579,593
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,706,859	2,828,887
Ser. 02-W1, Class 2A, 7 1/2s, 2042	75,082	78,124
Ser. 02-14, Class A2, 7 1/2s, 2042	288,250	301,077
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,717,345	1,790,606
Ser. 02-T4, Class A3, 7 1/2s, 2041	1,177,108	1,227,636
Ser. 02-T6, Class A2, 7 1/2s, 2041	417,084	434,410
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,919,846	3,044,549
Ser. 01-T8, Class A1, 7 1/2s, 2041	467,468	486,649
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,893,927	3,010,490
Ser. 01-T3, Class A1, 7 1/2s, 2040	10,789	11,228
Ser. 99-T2, Class A1, 7 1/2s, 2039	158,275	165,804
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,441,990	1,505,787
Ser. 02-T1, Class A3, 7 1/2s, 2031	2,095,678	2,187,252
Ser. 00-T6, Class A1, 7 1/2s, 2030	992,808	1,032,796
Ser. 02-W7, Class A5, 7 1/2s, 2029	295,673	309,208
Ser. 02-W3, Class A5, 7 1/2s, 2028	283,029	295,623
IFB Ser. 05-114, Class PS, 7.496s, 2035	304,440	299,442
IFB Ser. 05-74, Class CS, 7.423s, 2035	1,251,745	1,273,137
Ser. 02-26, Class A1, 7s, 2048	1,262,840	1,303,616
Ser. 04-W12, Class 1A3, 7s, 2044	882,988	915,579
Ser. 04-T3, Class 1A3, 7s, 2044	1,522,331	1,577,611
Ser. 04-T2, Class 1A3, 7s, 2043	501,596	519,854
Ser. 03-W8, Class 2A, 7s, 2042	5,158,891	5,338,110
Ser. 03-W3, Class 1A2, 7s, 2042	484,909	501,474
Ser. 02-T16, Class A2, 7s, 2042	3,453,566	3,570,617
Ser. 02-T19, Class A2, 7s, 2042	2,291,261	2,369,990
Ser. 01-T10, Class A1, 7s, 2041	961,638	991,726
Ser. 02-T4, Class A2, 7s, 2041	2,389,113	2,464,861
Ser. 04-W1, Class 2A2, 7s, 2033	3,533,388	3,660,591
IFB Ser. 05-114, Class SP, 6.983s, 2036	363,927	355,284
IFB Ser. 05-95, Class CP, 6.28s, 2035	105,807	105,681
Ser. 350, Class 2, Interest Only (IO), 5 1/2s, 2034	6,301,672	1,370,850
IFB Ser. 05-83, Class QP, 5.484s, 2034	410,539	386,294
IFB Ser. 05-93, Class AS, 5.423s, 2034	286,249	263,494
IFB Ser. 05-57, Class MN, 5.211s, 2035	918,168	887,454
Ser. 06-20, Class IP, IO, 5s, 2036	370,000	70,300
IFB Ser. 05-56, Class TP, 4.408s, 2033	238,320	215,615
IFB Ser. 03-66, Class SA, IO, 3.069s, 2033	1,325,930	92,192
IFB Ser. 03-48, Class S, IO, 2.969s, 2033	591,677	41,417
IFB Ser. 05-113, Class DI, IO, 2.649s, 2036	9,357,458	548,317
Ser. 06-20, IO, 2 1/2s, 2036	12,295,000	545,939
IFB Ser. 04-51, Class S0, IO, 2.469s, 2034	328,552	17,249
IFB Ser. 05-65, Class KI, IO, 2.419s, 2035	13,435,119	773,917
IFB Ser. 05-90, Class SP, IO, 2.169s, 2035	2,040,655	137,336
IFB Ser. 05-82, Class SW, IO, 2.149s, 2035	4,979,253	228,345
IFB Ser. 05-82, Class SY, IO, 2.149s, 2035	6,335,457	290,540
IFB Ser. 06-8, Class NS, IO, 2.14s, 2036	3,917,000	201,972
IFB Ser. 05-45, Class EW, IO, 2.139s, 2035	9,669,725	486,522
IFB Ser. 05-47, Class SW, IO, 2.139s, 2035	3,269,145	146,856
IFB Ser. 05-105, Class S, IO, 2.119s, 2035	948,555	50,244
IFB Ser. 05-95, Class CI, IO, 2.119s, 2035	1,395,797	81,805
IFB Ser. 05-84, Class SG, IO, 2.119s, 2035	2,457,076	152,255
IFB Ser. 05-87, Class SG, IO, 2.119s, 2035	3,148,985	168,766
IFB Ser. 05-89, Class S, IO, 2.119s, 2035	8,998,978	408,821
IFB Ser. 05-69, Class AS, IO, 2.119s, 2035	657,529	35,650
IFB Ser. 05-104, Class NI, IO, 2.119s, 2035	406,212	28,246
IFB Ser. 04-92, Class S, IO, 2.119s, 2034	1,984,612	107,586
IFB Ser. 05-104, Class SI, IO, 2.119s, 2033	3,078,341	189,692
IFB Ser. 05-83, Class QI, IO, 2.109s, 2035	340,397	23,771
IFB Ser. 05-92, Class SC, IO, 2.099s, 2035	3,288,767	189,104
IFB Ser. 05-83, Class SL, IO, 2.089s, 2035	6,529,191	333,168
IFB Ser. 05-95, Class OI, IO, 2.009s, 2035	191,790	13,404
IFB Ser. 03-124, Class ST, IO, 1.919s, 2034	940,452	39,123
IFB Ser. 03-112, Class SA, IO, 1.919s, 2028	1,264,941	41,762
IFB Ser. 05-67, Class BS, IO, 1.569s, 2035	1,677,920	70,263
IFB Ser. 05-73, Class ST, IO, 1.549s, 2035	772,573	28,187
IFB Ser. 05-74, Class SE, IO, 1.519s, 2035	6,487,874	210,330
IFB Ser. 05-82, Class SI, IO, 1.519s, 2035	5,453,316	171,907
IFB Ser. 05-74, Class NI, IO, 1.499s, 2035	5,690,205	264,492
IFB Ser. 05-87, Class SE, IO, 1.469s, 2035	12,528,639	460,036
IFB Ser. 04-54, Class SW, IO, 1.419s, 2033	763,962	20,548
Ser. 06-20, Class PI, Principal Only (PO), zero %, 2036	2,960,000	116,920
Ser. 05-113, Class DO, PO, zero %, 2036	1,438,678	1,180,234
Ser. 367, Class 1, PO, zero %, 2036	3,906,510	2,935,449
Ser. 363, Class 1, PO, zero %, 2035	8,032,272	6,041,258
Ser. 361, Class 1, PO, zero %, 2035	4,357,325	3,499,619
Ser. 05-65, Class KO, PO, zero %, 2035	403,223	333,972
Ser. 04-38, Class A0, PO, zero %, 2034	2,475,777	1,836,717
Ser. 342, Class 1, PO, zero %, 2033	517,192	412,101
Ser. 02-82, Class TO, PO, zero %, 2032	1,061,620	831,875
Ser. 04-61, Class C0, PO, zero %, 2031	440,000	341,000
Ser. 05-38, PO, zero %, 2031	130,000	96,850
FRB Ser. 05-117, Class GF, zero %, 2036	151,954	140,321
FRB Ser. 05-79, Class FE, zero %, 2035	496,807	518,445
FRB Ser. 05-81, Class DF, zero %, 2033	151,323	156,525
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities

Ser. T-59, Class 1A3, 7 1/2s, 2043		2,969,142	3,119,637
Ser. T-58, Class 4A, 7 1/2s, 2043		777,391	812,457
Ser. T-42, Class A5, 7 1/2s, 2042		416,052	434,324
Ser. T-41, Class 3A, 7 1/2s, 2032		676,056	704,917
Ser. T-60, Class 1A2, 7s, 2044		1,000,107	1,035,767
Ser. T-59, Class 1A2, 7s, 2043		2,098,240	2,176,384
Ser. T-55, Class 1A2, 7s, 2043		1,246,463	1,282,767
Freddie Mac
IFB Ser. 2963, Class SV, 10.32s, 2034		269,000	291,539
IFB Ser. 3081, Class DC, 8.595s, 2035		508,283	514,011
IFB Ser. 3114, Class GK, 8.44s, 2036		329,000	332,104
IFB Ser. 2979, Class AS, 7.517s, 2034		231,006	228,552
Ser. 3114, Class BL, IO, 7 1/2s, 2036		157,686	28,022
IFB Ser. 3051, Class PS, 7.407s, 2035		280,901	274,800
IFB Ser. 3072, Class SA, 7.37s, 2035		198,620	192,413
IFB Ser. 2996, Class SA, 7.233s, 2035		448,490	430,410
IFB Ser. 3072, Class SM, 7.04s, 2035		316,187	302,230
IFB Ser. 3072, Class SB, 6.893s, 2035		298,345	283,521
IFB Ser. 3065, Class DC, 6.15s, 2035		778,330	732,071
IFB Ser. 3050, Class SA, 5.45s, 2034		541,163	497,903
IFB Ser. 3031, Class BS, 5.3s, 2035		1,086,384	1,017,217
IFB Ser. 3012, Class GP, 5.2s, 2035		601,337	579,271
IFB Ser. 2594, Class SE, IO, 2.48s, 2030		1,620,247	86,582
IFB Ser. 2828, Class TI, IO, 2.48s, 2030		771,289	51,821
IFB Ser. 3033, Class SF, IO, 2.23s, 2035		1,156,144	54,194
IFB Ser. 3028, Class ES, IO, 2.18s, 2035		3,708,072	273,654
IFB Ser. 3042, Class SP, IO, 2.18s, 2035		840,241	58,481
IFB Ser. 3045, Class DI, IO, 2.16s, 2035		13,752,929	629,643
IFB Ser. 2981, Class AS, IO, 2.15s, 2035		2,131,231	97,184
IFB Ser. 2981, Class BS, IO, 2.15s, 2035		1,115,207	51,969
IFB Ser. 2981, Class CS, IO, 2.15s, 2035		1,449,250	67,970
IFB Ser. 3054, Class CS, IO, 2.13s, 2035		867,197	43,091
IFB Ser. 3066, Class SI, IO, 2.13s, 2035		5,016,039	364,718
IFB Ser. 3107, Class DC, IO, 2.13s, 2023		1,857,000	136,373
IFB Ser. 3031, Class BI, IO, 2.12s, 2035		736,874	50,172
IFB Ser. 3114, Class GI, IO, 2.11s, 2036		819,000	55,229
IFB Ser. 3114, Class BI, IO, 2.08s, 2036		2,355,915	96,782
IFB Ser. 3067, Class SI, IO, 2.08s, 2035		2,894,191	212,776
IFB Ser. 3114, Class TS, IO, 2.08s, 2030		5,965,785	258,907
IFB Ser. 3065, Class DI, IO, 2.05s, 2035		565,098	35,879
IFB Ser. 3081, Class DI, IO, 1.91s, 2035		715,258	42,253
IFB Ser. 3012, Class UI, IO, 1.85s, 2035		1,432,407	70,813
IFB Ser. 3016, Class SP, IO, 1.54s, 2035		752,014	25,501
IFB Ser. 3016, Class SQ, IO, 1.54s, 2035		1,753,410	59,458
IFB Ser. 2937, Class SY, IO, 1.53s, 2035		768,570	23,634
IFB Ser. 3012, Class IG, IO, 1.51s, 2035		5,305,502	230,338
IFB Ser. 2957, Class SW, IO, 1.43s, 2035		4,303,978	127,774
IFB Ser. 2815, Class S, IO, 1.43s, 2032		1,781,805	53,486
Ser. 235, PO, zero %, 2036		1,116,111	833,823
Ser. 3045, Class DO, PO, zero %, 2035		1,051,706	833,870
Ser. 231, PO, zero %, 2035		26,598,432	20,229,601
Ser. 228, PO, zero %, 2035		2,345,989	1,859,681
Ser. 227, PO, zero %, 2034		11,547,465	8,482,971
FRB Ser. 3022, Class TC, zero %, 2035		165,143	178,329
FRB Ser. 2986, Class XT, zero %, 2035		96,919	99,600
FRB Ser. 2958, Class FL, zero %, 2035		433,886	409,253
FRB Ser. 3046, Class WF, zero %, 2035		238,195	231,993
FRB Ser. 3054, Class XF, zero %, 2034		97,359	97,648
FRB Ser. 3024, Class CW, zero %, 2034		142,404	140,493
FRB Ser. 3046, Class UF, zero %, 2033		438,734	430,620
FRN Ser. 3030, Class CF, zero %, 2035		382,065	418,721
Government National Mortgage Association
IFB Ser. 05-84, Class SL, 5.6s, 2035		1,955,889	1,798,798
IFB Ser. 05-66, Class SP, 5.6s, 2035		915,708	844,085
IFB Ser. 05-84, Class SB, 5.575s, 2035		394,336	367,124
IFB Ser. 05-68, Class DP, 5.422s, 2035		2,947,536	2,801,180
IFB Ser. 05-7, Class NP, 4.51s, 2033		308,376	290,619
IFB Ser. 05-65, Class SI, IO, 1.78s, 2035		7,444,086	303,677
IFB Ser. 05-68, Class KI, IO, 1.73s, 2035		19,393,000	1,200,203
IFB Ser. 05-68, Class SI, IO, 1.73s, 2035		12,740,054	588,681
IFB Ser. 05-51, Class SJ, IO, 1.63s, 2035		3,830,522	162,184
IFB Ser. 05-68, Class S, IO, 1.63s, 2035		7,582,841	318,543
IFB Ser. 05-60, Class SJ, IO, 1.21s, 2034		6,170,193	185,106

Total collateralized mortgage obligations (cost $171,094,534)			$167,338,469

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)

	Expiration	Contract amount	Value
	date/strike price
Option on an interest rate swap with Lehman Brothers dated
December 9, 2005 for the obligation to pay a fixed rate swap of
5.19% semi-annually versus the three month LIBOR maturing
December 12, 2017.	Dec 17 / $5.19	57,535,000	$1,596,136
Option on an interest rate swap with Lehman Brothers dated
December 9, 2005 for the right to receive a fixed rate swap of
5.19% semi-annually versus the three month LIBOR maturing
December 12, 2017.	Dec 17 / $5.19	57,535,000	2,092,778

Total purchased options outstanding (cost $4,418,688)			$3,688,914

SHORT-TERM INVESTMENTS (24.7%)(a)

	Principal amount	Value

Interest in $590,000,000 joint tri-party repurchase agreement dated
February 28, 2006 with UBS Securities LLC due March 1, 2006 with respect to various U.S. Government obligations -- maturity value of
$116,314,764 for an effective yield of 4.57% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.50% to 12.00% and due dates
ranging from March 1, 2007 to February 1, 2036, valued at $599,142,373.)	$116,300,000	$116,300,000
U.S. Treasury Bills for an effective yield of 3.67%, April 13, 2006 (SEG)	1,045,000	1,039,571
Federal Home Loan Banks for an effective yield of 4.47%, March 10, 2006	22,000,000	21,975,800

Total short-term investments (cost $139,315,371)		$139,315,371

TOTAL INVESTMENTS

Total investments (cost $641,489,600) (b)		$630,798,983

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	1156	$274,188,750	Sep-06	$(282,829)
Euro 90 day (Long)	100	23,732,500	Jun-06	(11,760)
Euro 90 day (Long)	31	7,371,606	Mar-06	(62,135)
Euro 90 day (Short)	1156	274,578,427	Mar-07	529,152
U.S. Treasury Bond 10 yr (Long)	125	14,136,719	Jun-06	35,759
U.S. Treasury Note 10 yr (Long)	1747	188,512,219	Jun-06	(180,652)
U.S. Treasury Note 2 yr (Long)	825	168,609,375	Jun-06	55,608
U.S. Treasury Note 5 yr (Short)	2066	217,414,219	Mar-06	2,492,283
U.S. Treasury Note 5 yr (Short)	1402	147,472,875	Jun-06	(105,151)

Total				$2,470,275

WRITTEN OPTIONS OUTSTANDING at 2/28/06 (premiums received $3,073,103) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.55% versus the three month LIBOR
maturing on July 5, 2017.	$13,600,000	Jul 07 / $4.55	$169,204
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month LIBOR
maturing on July 5, 2017.	13,600,000	Jul 07 / $4.55	692,778
Option on an interest rate swap with Lehman Brothers Special Financing,
Inc. dated January 30, 2006 for the right to receive a fixed rate swap of
5.085% semi-annually versus the three month LIBOR maturing February 1,
2017.	38,243,000	Feb 17 / $5.09	883,415
Option on an interest rate swap with Lehman Brothers Special Financing,
Inc. dated January 30, 2006 for the obligation to pay a fixed rate swap of
5.085% semi-annually versus the three month LIBOR maturing February 1,
2017.	38,243,000	Feb 17 / $5.09	827,119

Total			$2,572,516

TBA SALE COMMITMENTS OUTSTANDING at 2/28/06 (proceeds receivable $12,820,471) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FNMA, 5 1/2s, March 1, 2036	$10,800,000	03/13/06	$10,695,378
FNMA, 5s, May 1, 2036	2,000,000	05/11/06	1,936,797
FNMA, 4 1/2s, March 1, 2021	233,000	03/16/06	226,247

Total			$12,858,422

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with JPMorgan Chase Bank, N.A. dated January 12, 2006 to pay semi-annually the notional amount multiplied by 4.946% and receive quarterly the notional amount multiplied by the three month
LIBOR.	$22,000,000	1/17/16	$198,645
Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	51,566,000	12/19/15	117,609
Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount multiplied by 4.64101% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	39,362,000	12/11/13	1,061,855
Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	4,268,000	12/15/13	96,022
Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	5,783,000	12/16/13	180,009
Agreement with Bank of America, N.A. dated August 9, 2005 to pay semi-annually the notional amount multiplied by 4.892% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	45,000,000	8/11/15	582,330
Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	24,000,000	10/21/15	(85,867)
Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	1,847,000	8/2/15	(53,634)
Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
3.9334% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	35,800,000	6/29/07	574,148
Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
4.3059% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,600,000	6/29/15	372,305
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,578,000	1/23/14	195,385
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,578,000	1/23/14	195,011
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,692,000	1/26/14	210,621
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,403,000	1/26/14	107,235
Agreement with Lehman Brothers Special Financing, Inc. dated
February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	91,000,000	2/4/10	(3,129,452)
Agreement with Lehman Brothers Special Financing, Inc. dated
October 6, 2005 to pay semi-annually the notional amount multiplied by 4.687% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	130,000,000	10/11/10	412,028
Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	65,600,000	9/2/15	(2,308,356)
Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	22,000,000	10/21/15	(31,687)
Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	26,940,000	9/1/15	(776,546)

Total			$(2,082,338)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with Lehman Brothers Finance, S.A. dated September 20,
2005 to receive/(pay) semiannually the notional amount multiplied by the return of the Lehman Brothers US Hybrid ARM Index and pay semiannually the notional amount multiplied by the six month USD-
LIBOR-BBA adjusted by a specified spread.	$155,204,000	2/21/06	$(1,630,952)

Total			$(1,630,952)

NOTES

(a) Percentages indicated are based on net assets of $564,000,666.

(b) The aggregate identified cost on a tax basis is $641,597,383, resulting in gross unrealized appreciation and depreciation of $1,293,903 and $12,092,303, respectively, or net unrealized depreciation of $10,798,400.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $242,114,511 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 28, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at February 28, 2006.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont]

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Limited Duration Government Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006